INFORMATION INCLUDED IN CONSOLIDATED EARNINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit expense
Wages, salaries and other short-term benefits	$ 170,657	$ 161,661	$ 149,472
Termination benefits (Note 14)	204	1,733	987
Share-based compensation expense	3,291	8,201	3,249
Net costs recognized in the statement of consolidated earnings	2,811	3,002	2,750
Defined contributions plans	4,699	4,631	4,016
Employee benefits expense	181,662	179,228	160,474
Finance costs - Interest
Interest on borrowings	7,973	4,770	3,737
Amortization of debt issue costs on borrowings	651	445	473
Interest capitalized to property, plant and equipment	(1,378)	(817)	(657)
Interest expense	7,246	4,398	3,553
Finance costs - Other expense (income), net
Gain on foreign exchange	(2,663)	(518)	(1,287)
Other costs, net	(735)	1,123	894
Other finance income (cost), net	(3,398)	605	(393)
Additional information
Depreciation of property, plant and equipment (Note 9)	32,409	29,402	29,857
Amortization of intangible assets (Note 11)	3,729	1,890	1,023
Impairment (reversal of impairment) of assets (Note 12)	$ 1,433	$ 7,062	$ (380)